Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 20:	Earnings Per Share

Earnings per share (EPS) for the years ended December 31, 2012 and 2011 is computed as follows:

($ in thousands)		2012
	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$4,814	4,862	$0.99
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$4,814	4,862	$0.99

Options to purchase 299,349 common shares at $6.66 to $14.15 per share were outstanding at December 31, 2012, but were not included in the computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares.

		2011
($ in thousands)	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$1,664	4,862	$0.34
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$1,664	4,862	$0.34

Options to purchase 303,974 common shares at $6.66 to $14.15 per share were outstanding at December 31, 2011, but were not included in the computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares.